Condensed Consolidating Financial Information (Narrative) (Details) (Senior Notes [Member], USD $)	Mar. 10, 2011
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes, issued amount	$ 550,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.75%